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                   ALLMERICA INVESTMENT TRUST (THE "TRUST")

    (SUPPLEMENT EFFECTIVE AUGUST 21, 2000 TO PROSPECTUS DATED MAY 1, 2000)



Effective October 1, 2000, the information relating to the Core Equity Fund and the Money Market Fund in the tables under the heading, "Fees and Expenses of the Funds", in the section entitled, "Expense Summary", in the Prospectus is amended as follows:


                                          Shareholder          Annual Fund Operating Expenses       Total Annual
                                             Fees           (expenses deducted from Fund assets)        Fund
                                      (fees paid directly   Management   Distribution    Other       Operating
                                     from your investment)     Fees      (12b-1) Fees   Expenses      Expenses
                                     ---------------------  -----------  -------------  --------   --------------
Core Equity Fund                            None                0.53%**       None        0.05%    0.58%(1),(2)**
Money Market Fund                           None                0.31%**       None        0.05%    0.36%(1)**

** Effective October 1, 2000, the management fee rates for the Core Equity
   Fund and Money Market Fund have been revised. The expense information in the table has been restated to reflect current fees.

The percentage shown in footnote (2) under the heading, "Fees and Expenses of the Funds", in the section entitled, "Expense Summary", in the Prospectus is changed to 0.55% for the Core Equity Fund.

The information relating to the Core Equity Fund and the Money Market Fund in the table under the heading, "Example", in the section entitled, "Expense Summary", in the Prospectus is amended as follows:

                                      1 Year  3 Years  5 Years  10 Years
                                      ------  -------  -------  --------

Core Equity Fund                        $59    $186      $325     $727
Money Market Fund                       $37    $116      $202     $456